Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Goodwill impairment charge (note 6)		$ 36,652,000
Aggregate amortization expense	17,200,000	19,100,000	26,200,000
Amortization of intangible assets, 2013	18,400,000
Amortization of intangible assets, 2014	13,000,000
Amortization of intangible assets, 2015	11,900,000
Amortization of intangible assets, 2016	10,900,000
Amortization of intangible assets, 2017	9,900,000
Amortization of intangible assets, thereafter	62,000,000
Reclassification of unfavorable customer contracts from intangible assets	5,900,000
Write-downs of intangibles and other			31,730,000
Amortization of in-process revenue	(72,933,000)	(46,436,000)	(48,254,000)
OMI Corporation [Member]
Segment Reporting Information [Line Items]
Percentage share of business acquired	50.00%
Teekay Petrojarl And Omi Corporation [Member]
Segment Reporting Information [Line Items]
Amortization of in-process revenue	72,933,000	46,436,000	48,254,000
Amortization of in-process revenue contracts, 2013	61,700,000
Amortization of in-process revenue contracts, 2014	40,200,000
Amortization of in-process revenue contracts, 2015	19,800,000
Amortization of in-process revenue contracts, 2016	19,800,000
Amortization of in-process revenue contracts, 2017	19,800,000
Amortization of in-process revenue contracts, thereafter	80,300,000
Suezmax Tankers [Member]
Segment Reporting Information [Line Items]
Goodwill impairment charge (note 6)		$ 36,652,000